Stockholders' Equity (Deficit) - Summary of Stock Options (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding, Beginning balance (in shares)	1,463,747	634,455
Options granted in period (in shares)	512,643	872,293
Options exercised in period (in shares)	(20,508)	(8,499)
Options cancelled in period (in shares)	(47,261)	(25,141)
Options expired in period (in shares)	(1,530)	(9,361)
Options outstanding, Ending balance (in shares)	1,907,091	1,463,747	634,455
Options vested and expected to vest (in shares)	1,781,826
Exercisable options (in shares)	790,576
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price, Beginning balance (in USD per share)	$ 1.20	$ 1.12
Weighted average exercise price of options granted in period (in USD per share)	$ 12.27	$ 1.27
Weighted average exercise price of options exercised in period (in USD per share)	$ 1.14	$ 0.69
Weighted average exercise price of options cancelled in period (in USD per share)	$ 3.21	$ 1.41
Weighted average exercise price of options expired in period (in USD per share)	$ 1.48	$ 1.26
Weighted average exercise price, Ending balance (in USD per share)	$ 4.16	$ 1.20	$ 1.12
Weighted average exercise price of options vested and expected to vest (in USD per share)	$ 3.94
Weighted average exercise price of exercisable options (in USD per share)	$ 1.24
Weighted average remaining contract term for outstanding options, Beginning	8 years 1 month 27 days	8 years 8 months 1 day	8 years 8 months 1 day
Weighted average remaining contract term for options vested and expected to vest	8 years 0 months 29 days
Weighted average remaining contract term for exercisable options	6 years 10 months 13 days
Aggregate intrinsic value, Beginning balance	$ 50,847	$ 2,552
Aggregate intrinsic value of options vested and expected to vest	47,885
Aggregate intrinsic value of exercisable options	$ 23,352